Convertible Notes Payable (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Unpaid Principal	$ 3,732,500	$ 3,732,500	$ 2,157,500	$ 1,312,500
Unamortized Discount			(19,312)	(96,728)
Convertible notes payable	3,732,500	3,732,500	2,138,188	1,160,814
2010 Notes (A)
Unpaid Principal	562,500	562,500	562,500	562,500
Unamortized Discount			(19,312)	(96,728)
Convertible notes payable			543,188	465,772
2011 Notes (B)
Unpaid Principal	645,000	645,000	645,000	550,000
Unamortized Discount			0	0
Convertible notes payable			645,000	550,000
2011 Notes (C)
Unpaid Principal	1,700,000	1,700,000	950,000	200,000
Unamortized Discount			0	0
Convertible notes payable			950,000	200,000
2012 Notes (D)
Unpaid Principal	$ 825,000	$ 825,000